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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2003

Check here if Amendment  [ ]                      Amendment No.:    _______
         This Amendment (Check only one):         [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             K Capital Partners, LLC
Address:          75 Park Plaza
                  Boston, MA 02116

Form 13F File Number: 028-06203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Robert T. Needham
Title:  Chief Administrative Officer
Phone:  617-646-7728

Signature, place and date of signing:

/s/ Robert T. Needham     , Boston, Massachusetts, May 14, 2003
--------------------------

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       10

Form 13F Information Table Value Total:       $108,977 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.




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
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                                                          Value     Shrs or   Sh/ Put/  Investment  Other        Voting Authority
Name of Issuer                 Title of Class  CUSIP      (x$1000)  Prn Amt   Prn Call  Discretion  Managers   Sole    Shared  Other
--------------                 --------------  -----      --------  -------   --------  ----------  --------   ----    ------  -----
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
Altria Group Inc.              Common Stock    02209S1033    22470    750000  SH        Sole                   750000
------------------------------------------------------------------------------------------------------------------------------------
Brookline Bancorp Inc.         Common Stock     11373M107     2354    188000  SH        Sole                   188000
------------------------------------------------------------------------------------------------------------------------------------
General Motors Class H         Common Stock     370442832    13384   1195000  SH        Sole                  1195000
------------------------------------------------------------------------------------------------------------------------------------
Grey Global Group Inc.         Common Stock     39787M108     7617     12346  SH        Sole                    12346
------------------------------------------------------------------------------------------------------------------------------------
Janus Capital Group            Common Stock    47102X1054    23900   2098900  SH        Sole                  2098900
------------------------------------------------------------------------------------------------------------------------------------
Newmont Mining Corp.           Common Stock     651639106     9545    365000  SH        Sole                   365000
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Prime Group Realty Trust       Common Stock    74158J1034    16233   3103700  SH        Sole                  3103700
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Stet Hellas Telecom S.A. ADR   ADRS Stocks      859823106     8879   1112700  SH        Sole                  1112700
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Triton PCS Holdings Inc. Cl A  Common Stock    89677M1062      243    110300  SH        Sole                   110300
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Unitedglobalcom Inc.           Common Stock     913247508     4352   1427000  SH        Sole                  1427000
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